Commitments and Contingencies (Details 3) (USD $)	12 Months Ended	1 Months Ended			6 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended			1 Months Ended		6 Months Ended	12 Months Ended	0 Months Ended	5 Months Ended		1 Months Ended			1 Months Ended	6 Months Ended		12 Months Ended	0 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2010 Flood, Crude Oil Discharge and Insurance	Oct. 31, 2009 Flood, Crude Oil Discharge and Insurance item	May 31, 2008 Flood, Crude Oil Discharge and Insurance item	Jun. 30, 2013 Flood, Crude Oil Discharge and Insurance item	Dec. 31, 2012 Flood, Crude Oil Discharge and Insurance item	Oct. 25, 2010 Flood, Crude Oil Discharge and Insurance	Mar. 31, 2013 EHS	Jun. 30, 2013 EHS item	Dec. 31, 2012 EHS item	Dec. 31, 2011 EHS item	Dec. 31, 2010 EHS	Mar. 31, 2012 EHS Minimum	Mar. 31, 2012 EHS Maximum	Jun. 30, 2013 MSAT II	Dec. 31, 2012 MSAT II	Sep. 28, 2012 Wynnewood refinery incident item	Jul. 31, 2009 CRRM Litigation Oklahoma item	Jul. 31, 2009 CRRM Litigation New Mexico item	May 31, 2010 CRRM Litigation Oklahoma and Kansas item	Apr. 19, 2013 CRRM Flood, Crude Oil Discharge and Insurance	Feb. 12, 2013 CRRM Flood, Crude Oil Discharge and Insurance	Mar. 31, 2012 CRRM EHS item	Jun. 30, 2013 CRRM EHS item	Dec. 31, 2012 CRRM EHS	Dec. 31, 2012 CRRM MSAT II	Apr. 03, 2012 MAPL KCC and FERC item	Feb. 25, 2013 CRNF Montgomery County Tax Litigation Subsequent event	Jun. 30, 2013 WRC	Dec. 31, 2012 WRC	Dec. 31, 2012 WRC MSAT II	Jun. 30, 2013 New Vitol Agreement CRRM	Dec. 31, 2012 New Vitol Agreement CRRM
Commitments and Contingencies
Renewal term of agreement																																1 year	1 year
Number of days for prior notice of nonrenewal																																180 days	180 days
Number of lawsuits filed																		15	2	2
Tenure of pipeage contracts under Settlement Agreement																											1 year
Number of components of Settlement Rates																											2
Number of pipeage contracts																											2
Appraised value of nitrogen fertilizer plant																												$ 35,000,000
Decrease in property tax expenses																												10,500,000
Appraised value of Coffeyville refinery																												160,000,000
Number of private claimants				16
Aggregate amount of claims		3,200,000	3,200,000	4,400,000
Number of additional plaintiffs			3
Number of claims not settled					1	1
Reimbursement of oversight cost							1,800,000
Environmental civil penalty plus accrued interest for CWA violations																					600,000	600,000
Amount of reimbursement agreed for oversight cost																					1,700,000	1,700,000
Insurance proceeds under primary environmental liability insurance policy	703,000				25,000,000	25,000,000
Offset for potential recoveries										0
Environmental, Health, and Safety ("EHS") Matters
Environmental accruals									1,900,000	2,300,000	1,900,000
Environmental accruals included in other current liabilities									500,000	700,000	500,000
Estimated closure and post-closure costs									800,000	800,000	900,000
Number of landfills									2	2	2
Estimated future payments for environmental obligations
2013										724,000
2014									300,000	334,000
2015									200,000	184,000
2016									100,000	127,000
2017									100,000	109,000
Thereafter									1,100,000	1,056,000
Undiscounted total									2,200,000	2,534,000
Less amounts representing interest at 1.47%									300,000	210,000
Accrued environmental liabilities at the end of the year									1,900,000	2,324,000
Interest rate (as a percent)									2.24%	1.47%
Acceleration of project completion															3 months	3 months
Remaining amount expected to be spent for environmental remediation compliance, including capital expenditures																										59,000,000					94,000,000
Required percentage of renewable fuel								9.60%	9.60%	9.00%
Marquee issues under the Clean Air Act																							4	4
Percentage of required refining capacity																							90.00%
Environmental civil penalty																							700,000		700,000
Remaining costs associated with Second Consent Decree																									41,000,000
Portion of remaining costs associated with Second Consent Decree to be recorded as capital expenditures																									39,000,000
Estimated cost of completion of project																							1,200,000		1,200,000
Period over which incremental capital expenditure not material and limited primarily to retrofit and replacement of heaters and boilers													5 years	7 years
Payment of civil penalties																													950,000	950,000
Expected remaining costs under consent order																													3,000,000	2,000,000
Expenses related to environmental, health and safety ("EHS") matters										$ 27,900,000	$ 7,400,000	$ 13,000,000
Number of employees fatally injured																	2